Investment securities (Tables)	6 Months Ended
Jun. 30, 2015
Investment securities
end of	6M15	2014
Investment securities (CHF million)
Securities available-for-sale	2,965	2,379
Total investment securities	2,965	2,379

Investment securities by type
Investment securities by type
	6M15				2014
end of	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
6M15 (CHF million)
Debt securities issued by foreign governments	1,665	27	0	1,692	1,919	43	0	1,962
Corporate debt securities	250	0	0	250	309	0	0	309
Residential mortgage-backed securities	687	0	0	687	0	0	0	0
Commercial mortgage-backed securities	246	0	0	246	0	0	0	0
Debt securities available-for-sale	2,848	27	0	2,875	2,228	43	0	2,271
Banks, trust and insurance companies	63	23	0	86	72	25	0	97
Industry and all other	4	0	0	4	11	0	0	11
Equity securities available-for-sale	67	23	0	90	83	25	0	108
Securities available-for-sale	2,915	50	0	2,965	2,311	68	0	2,379

Proceeds from sales, realized gains and realized losses from available-for-sale securities
Proceeds from sales, realized gains and realized losses from available-for-sale securities
	6M15		6M14
in	Debt securities	Equity securities	Debt securities	Equity securities
Additional information (CHF million)
Proceeds from sales	0	14	41	7
Realized gains	0	1	0	0

Amortized cost, fair value and average yield of debt securities
Amortized cost, fair value and average yield of debt securities
	Debt securities available-for-sale
end of	Amortized cost	Fair value	Average yield (in %)
6M15 (CHF million)
Due within 1 year	714	714	2.34
Due from 1 to 5 years	1,201	1,228	0.78
Due from 5 to 10 years	1	1	32.91
Due after 10 years	932	932	3.22
Total debt securities	2,848	2,875	1.98